SHARE CAPITAL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Common stock value authorized	$ 500,000,000
Common stock shares authorized (in shares)	500,000,000
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00
Share capital, shares issued (in shares)	203,530,979	197,692,321
Shares issued under ATM program (in shares)	5,499,658	0	11,037,273
Net proceeds from issuance of shares (including related party amounts of $1,932 and $5,825 for the years ended December 31, 2021 and 2020, respectively)	$ 52,447,000	$ 5,825,000	$ 98,415,000
Shares issued on exercise of options (in shares)	339,000	798,000	0
Strike price (USD per share)	$ 5.70	$ 7.30
Share capital, shares outstanding (in shares)	203,530,979	197,692,321	196,894,321		169,821,192
John Fredriksen
Class of Stock [Line Items]
Shares issued on exercise of options (in shares)	198,000
Inger M. Klemp
Class of Stock [Line Items]
Shares issued on exercise of options (in shares)	120,000
Ola Lorentzon
Class of Stock [Line Items]
Shares issued on exercise of options (in shares)	21,000
At-The-Market Offering
Class of Stock [Line Items]
Equity distribution agreement, maximum value of shares authorized				$ 100,000,000
Shares issued under ATM program (in shares)	5,499,658
Net proceeds from issuance of shares (including related party amounts of $1,932 and $5,825 for the years ended December 31, 2021 and 2020, respectively)	$ 51,200,000